CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May. 24, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)		$ (255)	$ 148	$ 549
Cash flow hedging activities:
Comprehensive income (loss)		$ (255)	$ 148	$ 549
Predecessor
Net income (loss)	$ 178
Cash flow hedging activities:
Reclassification adjustment	3
Comprehensive income (loss)	$ 181